BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments)
A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2014, follows:

	Amortizing Notes SSLA Lenders	Amortizing Notes Withdrawing Banks	Amortizing Notes Non-Voting Banks	Investment Notes	Total
	(dollars in thousands)
2015	$50,056	$8,511	$4,224	$15,503	$78,294
2016	36,773	3,694	280	16,065	56,812
2017	21,081	1,350	—	5,444	27,875
2018	1,705	103	—	609	2,417
2019	—	—	—	663	663
2020 and beyond	—	—	—	16,370	16,370
Total	$109,615	$13,658	$4,504	$54,654	$182,431